Subsequent Events (Details) - Arisz Acquisition Corp. [Member] - Subsequent Event [Member] - USD ($)	Dec. 18, 2023	Nov. 17, 2023	Oct. 30, 2023	Oct. 18, 2023
Subsequent Events (Details) [Line Items]
Trust account	$ 120,000	$ 120,000		$ 120,000
Fifth installment loan received			$ 450,000